Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			$ 88,944	$ 63,256	$ 5,524
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount			458	393	1,070
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount			4,735	4,069	2,747
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Amount			(33,844)	(35,416)	(27,823)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount			0	0	(8,689)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			(6,126)	(1,579)	(263)
Total income tax expense	$ 25,729	$ 20,498	$ 54,167	$ 30,723	$ (27,434)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			0.10%	0.10%	4.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent			1.10%	1.40%	10.40%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Percent			(8.00%)	(11.80%)	(105.80%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			0.00%	0.00%	(33.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			(1.40%)	(0.50%)	(1.00%)
Effective Income Tax Rate Reconciliation, Percent			12.80%	10.20%	(104.30%)
ARAM [Member]
Operating Loss Carryforwards [Line Items]
Deferred Other Tax Expense (Benefit)			$ 29,500	$ 29,800	$ 27,800
Puget Sound Energy
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			112,754	84,835	26,136
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount			678	702	1,291
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount			4,735	4,069	2,747
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Amount			(33,844)	(35,416)	(27,823)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount			0	0	(8,689)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount			(6,117)	(1,603)	(265)
Total income tax expense			$ 78,206	$ 52,587	$ (6,603)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			0.10%	0.20%	1.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent			0.90%	1.00%	2.20%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation and Amortization, Percent			(6.30%)	(8.80%)	(22.30%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			0.00%	0.00%	(7.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			(1.10%)	(0.40%)	(0.20%)
Effective Income Tax Rate Reconciliation, Percent			14.60%	13.00%	(5.30%)